Other Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2023
Other Receivables, Net [Abstract]
Schedule of Other Receivable Net	Other receivables, net consist of the following:
	As of December 31,
	2022	2023
	RMB	RMB
Advances to staff (i)	11,397	12,748
Advances to entrepreneurial agents (i)	81	—
Advances to a third party channel vendor (ii)	22,818	27,386
Rental deposits	19,535	11,820
Amount due from third parties (iii)	183,353	83,156
Other	4,841	7,058
Less: Allowance for current expected credit losses	(10,976)	(30,414)
Other receivables, net	231,049	111,754
(i)	Amounts represented advances to staffs or entrepreneurial agents of the Group for daily business operations, which are unsecured, interest-free and repayable on demand.
(ii)

Amount represented receivables from Shenzhen Chetong Technology Co., Ltd. (“Chetong”) who provides platform services to the Group. The receivables were unsecured, interest-free and repayable on demand. With the cease of cooperation with Chetong in 2022, the Group requested repayment of the advances. The Group estimated the net amount expected to be collected was RMB14,736 and nil as of December 31, 2022 and 2023, respectively, and accordingly recorded an allowance for credit losses of RMB8,082 and 27,386 in others, net of the consolidated statement of income and comprehensive income for the years ended December 31, 2022 and 2023, respectively.

(iii)	Amount mainly represented 1) term-loan (matures in June 2024 with extension) to Sichuan Tianyi Real Estate Development Co., Ltd. (“Sichuan Tianyi”) of RMB40,000 and corresponding interest receivable RMB607 as of December 31, 2023. The loan is guaranteed by the ultimate controlling owner of Sichuan Tianyi, whom is jointly liable, with interest rate 6% per annum. This loan receivable is expected to be settled within one year. 2) term-loan (matures in June 2024) to a third party company principally engaged in provision of education service of RMB20,000 as of December 31, 2023, with the interest rate 5% per annum. 3) term-loan (matures in December 2024) to a third party manufacturing company of RMB21,000 as of December 31, 2023, with the interest rate 5% per annum.